Cover	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	PRER14A
Entity Registrant Name	WORKSPORT LTD.
Entity Central Index Key	0001096275
Amendment Flag	true
Amendment Description	Explanatory Note: This Revised Preliminary Proxy Statement on Schedule 14A is being filed by the Registrant to include the preliminary form of proxy card and the Notice of Internet Availability of Proxy Materials, included hereto as Annexes A and B, respectively, which were inadvertently omitted from the Preliminary Proxy Statement on Schedule 14A filed with the Securities and Exchange Commission on July 9, 2026. No other changes have been made to the Preliminary Proxy Statement.